Offerings - Offering: 1	Mar. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	10,000,000
Proposed Maximum Offering Price per Unit	3.2950
Maximum Aggregate Offering Price	$ 32,950,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,550.40
Offering Note	This Registration Statement registers an additional 10,000,000 shares of common stock, $0.0001 par value per share (the “Common Stock”), of Dominari Holdings Inc. (the “Registrant”) that will be reserved for issuance under the Dominari Holdings Inc. 2022 Equity Incentive Plan (f/k/a AIkido Pharma Inc. 2022 Equity Incentive Plan). Estimated solely for the purpose of calculating the registration fee which was computed in accordance with Rules 457(c) and 457(h)(1) under the Securities Act of 1933, as amended, on a basis of the average of the high and low sales prices of the Common Stock last reported on The Nasdaq Capital Market on March 11, 2026.